Property, Plant and Equipment - Additional Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Gains on disposals of assets	$ 9	$ 12
Cathedral Energy Services Ltd [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Gains on disposals of assets	1
Purchase price	6
Cash Assistance For Growth And Expansion	$ 3
Issuance of common shares | shares	13,400,000
Number of share warrant issued | shares	2,000,000
Number of share warrant issued, per share | $ / shares	$ 0.60